Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill

($ in thousands)	2012	2011
Balance as of January 1
Goodwill	$21,415	$21,415
Accumulated impairment losses - Data Processing	(5,062)	(4,681)
Impairment losses during the year - Data Processing	-	(381)
Balance as of December 31
Goodwill	21,415	21,415
Accumulated impairment losses	(5,062)	(5,062)
	$16,353	$16,353